Vanguard® Inflation-Protected Securities Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.9%)
U.S. Government Securities (99.9%)
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	827,220	855,500
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	2,455,507	2,556,323
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	1,585,738	1,662,010
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,437,408	1,509,230
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	972,906	1,020,610
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,366,938	1,431,613
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	1,114,144	1,163,380
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	1,245,194	1,303,719
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	795,743	881,770
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	1,024,394	1,068,375
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,275,133	1,346,426
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	1,081,635	1,131,964
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	918,556	977,091
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	458,443	512,233
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	541,244	564,230
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	740,261	775,866
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	720,020	754,644
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	904,263	955,382
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	465,582	538,258
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	1,023,777	1,086,616
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	1,018,704	1,085,842
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	407,684	465,012
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	430,236	543,656
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	930,504	1,015,394
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	779,205	858,087
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	374,637	455,130
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	511,632	675,296
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	921,910	981,670
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	928,591	977,601
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	1,043,639	1,105,745
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	1,026,823	1,086,649
United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	1,138,574	1,210,057
United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	565,790	601,577
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	167,897	236,142
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	255,735	359,844
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	368,693	521,378
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	598,496	682,560
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	469,152	523,026
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	644,896	827,507
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	710,675	815,163
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	365,720	444,641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	447,821	536,128
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	327,125	405,998
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	307,169	384,497
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	475,568	499,707
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	565,165	580,068
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	424,575	441,079
Total U.S. Government and Agency Obligations (Cost $38,359,487)					40,414,694
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund (Cost $12,174)	0.312%		121,799	12,179
Total Investments (99.9%) (Cost $38,371,661)					40,426,873
Other Assets and Liabilities—Net (0.1%)					32,065
Net Assets (100%)					40,458,938
Cost is in $000.
1	Securities with a value of $25,825,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	1,388	159,186	(2,241)
10-Year U.S. Treasury Note	June 2022	1,320	162,195	1,788
Ultra 10-Year U.S. Treasury Note	June 2022	6,723	910,756	(3,805)
				(4,258)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2022	(14,575)	(3,088,761)	5,960
				1,702

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. The fund had no open options contracts on futures at March 31, 2022.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	40,414,694	—	40,414,694
Temporary Cash Investments	12,179	—	—	12,179
Total	12,179	40,414,694	—	40,426,873

Derivative Financial Instruments
Assets
Futures Contracts[1]	7,748	—	—	7,748
Liabilities
Futures Contracts[1]	6,046	—	—	6,046
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.